UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Commercial Mortgage Securities Trust

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 129.5%
Multi-Class 61.6%
Aetna Commercial Mortgage Trust
7.100% due 12/26/2030	$132	$132
American Southwest Financial Securities Corp.
1.078% due 01/18/2009 (b)(d)	166	5
Asset Securitization Corp.
7.384% due 08/13/2029 (b)	750	830
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(c)	1,438	1,490
Commercial Mortgage Acceptance Corp.
6.906% due 11/15/2009 (b)	1,500	1,656
Commercial Mortgage Asset Trust
6.640% due 09/17/2010 (c)	2,500	2,779
6.975% due 04/17/2013 (c)	2,500	2,894
Commercial Mortgage Pass-Through Certificates
8.412% due 08/15/2033 (a)(b)	1,500	1,726
6.830% due 02/15/2034 (a)	2,893	3,089
6.586% due 07/16/2034 (a)	1,000	1,095
6.936% due 07/16/2034 (a)(b)	1,500	1,487
CS First Boston Mortgage Securities Corp.
4.760% due 02/15/2014 (a)(b)	1,150	1,154
6.500% due 04/25/2033	1,940	1,975
7.170% due 05/17/2040	3,000	3,366
DLJ Commercial Mortgage Corp.
7.285% due 11/12/2031	135	149
Federal Housing Administration
8.360% due 01/01/2012 (h)	452	453
7.380% due 04/01/2041 (h)	2,445	2,499
FFCA Secured Lending Corp.
1.567% due 09/18/2020 (a)(b)(d)	15,308	714
First Chicago Lennar Trust
7.133% due 04/29/2006 (a)(b)	1,947	1,953
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035	2,000	2,241
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)	500	540
6.500% due 03/15/2012	20	22
7.171% due 05/15/2030 (a)(b)	1,500	820
6.500% due 05/15/2035	2,000	2,142
8.337% due 09/15/2035 (a)(b)	1,500	1,615
Greenwich Capital Commercial Funding Corp.
5.419% due 01/05/2036 (a)(b)	1,500	1,529
GS Mortgage Securities Corp.
6.615% due 02/16/2016 (a)(c)	3,500	3,879
6.624% due 05/03/2018 (a)(c)	2,000	2,243
7.643% due 08/05/2018 (a)(b)	3,480	3,971
6.526% due 08/15/2018 (a)(c)	2,000	2,239
6.970% due 04/13/2031 (b)	1,000	1,086
Hilton Hotel Pool Trust
0.885% due 10/01/2016 (a)(b)(d)	33,174	1,154
J.P. Morgan Chase Commercial Mortgage Securities Corp.
8.319% due 11/25/2027 (a)(b)	2,284	2,404
6.162% due 05/12/2034 (c)	2,000	2,205
6.465% due 11/15/2035 (c)	3,000	3,356
LTC Commercial Mortgage Pass-Through Certificates
6.029% due 05/28/2030 (a)(c)	1,219	1,232
Merrill Lynch Mortgage Investors, Inc.
7.799% due 06/15/2021 (b)	336	349
7.373% due 02/15/2030 (b)	2,000	2,214
7.160% due 12/15/2030 (b)	1,500	1,662
Morgan Stanley Dean Witter Capital I, Inc.
6.850% due 02/15/2020 (a)	1,000	1,080
7.696% due 11/15/2028 (a)(b)(c)	1,632	1,679
7.695% due 10/03/2030 (a)	2,000	1,370
7.016% due 12/15/2031 (b)	200	223
7.677% due 04/30/2039 (a)(b)	2,000	2,217
Mortgage Capital Funding, Inc.
7.531% due 04/20/2007	1,000	1,090
Nationslink Funding Corp.
7.050% due 02/20/2008 (a)	2,000	2,145
7.105% due 01/20/2013 (a)	2,500	2,664
Office Portfolio Trust
6.778% due 02/01/2016 (a)	1,000	1,055
Prudential Securities Secured Financing Corp.
6.755% due 08/15/2011 (a)	2,000	2,030
7.610% due 12/26/2022	1,000	1,014
Salomon Brothers Mortgage Securities VII, Inc.
7.500% due 05/25/2026	44	44
Trizec Hahn Office Properties
7.604% due 05/15/2016 (a)	3,000	3,398

		86,358

Multi-Family 47.9%
Bear Stearns Commercial Mortgage Securities, Inc.
5.817% due 05/14/2016 (a)	1,500	1,541
5.060% due 11/15/2016	23	24
Chase Commercial Mortgage Securities Corp.
6.900% due 11/19/2006 (a)	1,500	1,609
6.484% due 02/12/2016 (b)(c)	2,000	2,203
6.900% due 11/19/2028 (a)	5,500	5,521
6.887% due 10/15/2032 (a)	1,500	1,530
Fannie Mae
6.160% due 05/01/2008 (b)(c)	2,337	2,458
8.000% due 07/01/2009	647	687
8.000% due 10/01/2010	40	43
6.060% due 07/01/2012 (c)	10,735	11,772
8.000% due 12/01/2012	4	4
8.000% due 06/01/2015	60	63
8.000% due 08/01/2015	61	66
8.037% due 12/25/2015 (a)(b)	543	562
8.111% due 12/25/2015 (a)(b)	874	912
9.375% due 04/01/2016	201	189
7.875% due 11/01/2018	23	22
6.930% due 09/01/2021 (c)	7,371	8,050
6.110% due 04/01/2023 (c)	11,187	12,156
7.000% due 08/01/2033	401	425
7.000% due 10/01/2033	4,095	4,357
7.000% due 11/01/2033 (c)	4,041	4,294
7.000% due 11/01/2033	1,583	1,679
GSMPS Mortgage Loan Trust
8.000% due 09/20/2027 (a)	2,990	3,245
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024	1,492	1,658
NationsBanc Mortgage Capital Corp.
8.080% due 05/25/2028 (a)(b)	1,242	1,258
TECO Energy, Inc.
7.500% due 06/15/2010	700	759

		67,087

Hospitality 9.7%
Host Marriot Pool Trust
8.310% due 08/03/2009 (a)	2,000	2,088
Nomura Asset Capital Corp.
7.500% due 07/15/2013 (a)	4,368	4,448
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (b)(c)	2,500	2,786
Times Square Hotel Trust
8.528% due 08/01/2026 (a)	3,832	4,288

		13,610

Other Mortgage-Backed Securities 7.9%
Asset Securitization Corp.
10.115% due 02/14/2041	3,412	4,103
First International Bank
4.119% due 04/15/2026 (b)	1,856	180
LB Commercial Conduit Mortgage Trust
6.000% due 11/19/2035 (a)	5,000	5,094
Midwest Generation LLC
8.560% due 01/02/2016	700	747
Next Card Credit Card Master Trust
1.900% due 12/15/2006 (a)(b)	508	510
7.278% due 12/15/2006 (a)(b)	1,000	151
2.118% due 04/16/2007 (a)(b)	372	370

		11,155

Healthcare 2.4%
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (a)	2,000	1,530
7.471% due 01/15/2019 (a)	1,000	198
8.920% due 01/15/2019 (a)(b)(e)	1,000	23
9.150% due 11/28/2027 (a)	3,200	1,598

		3,349

Total Commercial Mortgage-Backed Securities (Cost $179,232)		181,559

CORPORATE BONDS & NOTES 0.0%
US Airways Group, Inc.
9.330% due 01/01/2006 (e)	27	1

Total Corporate Bonds & Notes (Cost $0)		1

MUNICIPAL BONDS & NOTES 0.7%
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,000	966

Total Municipal Bonds & Notes (Cost $864)		966

ASSET-BACKED SECURITIES 17.7%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	1,854
Asset-Backed Funding Certificates
3.750% due 10/25/2004 (b)(d)	16,786	12
Commercial Capital Access One, Inc.
7.683% due 11/15/2028 (a)(b)	3,000	3,169
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,802
7.970% due 05/01/2032 (b)	1,000	840
ContiMortgage Home Equity Loan Trust
7.550% due 08/15/2028	452	270
Fannie Mae
5.950% due 02/25/2044	130	136
Freddie Mac
7.000% due 08/01/2007	42	44
7.000% due 12/01/2007	16	17
8.000% due 07/01/2010	18	19
7.000% due 09/01/2010	12	12
8.000% due 10/01/2010	18	19
7.000% due 11/01/2010	450	468
7.000% due 02/01/2011	36	38
8.000% due 06/01/2011	19	20
8.000% due 01/01/2012	9	10
8.000% due 05/01/2012	11	12
8.000% due 06/01/2012	16	17
7.000% due 07/01/2012	60	63
7.000% due 07/01/2013	397	421
7.000% due 12/01/2014	94	100
7.000% due 02/01/2015	38	40
8.000% due 05/01/2015	2	2
8.000% due 06/01/2015	2	3
7.000% due 09/01/2015	78	82
7.000% due 12/01/2015	1	2
7.000% due 03/01/2016	43	46
7.000% due 06/01/2016	114	121
7.000% due 07/01/2016	230	244
7.070% due 08/01/2025 (b)	690	716
7.000% due 03/01/2031	601	638
7.000% due 10/01/2031	123	131
7.000% due 08/01/2032 (c)	1,924	2,042
Green Tree Financial Corp.
7.050% due 02/15/2027	922	708
7.070% due 01/15/2029	275	294
Green Tree Recreational, Equipment, & Consumables
6.715% due 02/01/2009 (a)	1,814	1,942
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031	1,663	1,709
Keystone Owner Trust
8.500% due 01/25/2029 (a)	1,518	1,500
Life Financial Home Loan Owner Trust
9.090% due 04/25/2024	1,170	1,168
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023	192	192
Oakwood Mortgage Investors, Inc.
1.990% due 05/15/2013	413	383
6.890% due 11/15/2032	1,000	271
Saxon Asset Securities Trust
8.635% due 09/25/2030	547	456
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 (e)	1,000	697
Wachovia Bank Commercial Mortgage Trust
5.516% due 01/15/2041 (a)	1,500	1,520
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (a)	662	663

Total Asset-Backed Securities (Cost $25,137)		24,913

SHORT-TERM INSTRUMENTS 2.1%
Commercial Paper 0.9%
Fannie Mae
1.734% due 11/15/2004	600	599
1.687% due 12/01/2004	1	1
1.774% due 12/15/2004	300	299
General Electric Capital Corp.
1.800% due 10/01/2004	400	400

		1,299

Repurchase Agreement 1.1%
State Street Bank
1.400% due 10/01/2004	1,508	1,508
(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,543. Repurchase proceeds are $1,508.)

U.S. Treasury Bill 0.1%
1.575% due 12/02/2004 (f)	115	114

Total Short-Term Instruments (Cost $2,921)		2,921

Total Investments 150.0%		$210,360
(Cost $208,154)
Other Assets and Liabilities (Net) (50.0)%		(70,162)

Net Assets 100.0%		$140,198

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(b) Variable rate security.

(c) Security, or a portion thereof, has been pledged as collateral for reverse repurchase agreements.

(d) Interest only security.

(e) Security is in default.

(f) Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	67	$(54)

(g) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	3.000%	06/15/2006	$36,000	$(47)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/16/2014	15,100	101
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033	4,200	(2)
Lehman Brothers, Inc.	3-month LIBOR	Pay	4.813%	09/29/2019	5,000	(76)

						$(24)

(h) The aggregate value of fair valued securities is $2,952, which is 2.11% of net assets. These securities have not been valued utilizing an independent quote, but were fair valued pursuant to guidelines established by the Board of Directors.

(i) At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 11,395	$ (9,189)	$2,206

(j) Borrowing under Reverse Repurchase Agreements

The average amount of borrowings outstanding during the 3-month period ended September 30, 2004 was $69,427, at a weighted average interest rate of 1.55%. On September 30, 2004, securities valued at $69,755 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	November 24, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 24, 2004